Net Earnings (Loss) per Share (Tables)	12 Months Ended
Apr. 28, 2018
Reconciliation of Basic and Diluted Income (loss) Per Share

The following is a reconciliation of the Company’s basic and diluted income (loss) per share calculation:

	Fiscal 2018	Fiscal 2017	Fiscal 2016
Numerator for basic income (loss) per share:
Net income (loss) from continuing operations	$(125,480)	22,023	14,700
Inducement fee paid upon conversion of Series J preferred stock	—	—	(3,657)
Preferred stock dividends paid in shares	—	—	(1,783)
Accretion of dividends on preferred stock	—	—	(4,204)
Less allocation of dividends to participating securities	(80)	(576)	(1,219)

Net income (loss) from continuing operations available to common shareholders	(125,560)	21,447	3,837
Net loss from discontinued operations available to common shareholders	—	—	(39,146)

Net income (loss) available to common shareholders	$(125,560)	21,447	(35,309)

Numerator for diluted income (loss) per share:
Net income (loss) from continuing operations available to common shareholders	$(125,560)	21,447	3,837
Accretion of dividends on preferred stock (a)	—	—	—
Allocation of undistributed earnings to participating securities	—	—	—
Less diluted allocation of undistributed earnings to participating securities	—	—	—

Net income (loss) from continuing operations available to common shareholders	(125,560)	21,447	3,837
Net loss from discontinued operations available to common shareholders	—	—	(39,146)

Net income (loss) available to common shareholders	$(125,560)	21,447	(35,309)

Denominator for basic income (loss) per share:
Basic weighted average common shares	72,588	72,188	72,410
Denominator for diluted income (loss) per share:
Basic weighted average shares	72,588	72,188	72,410
Average dilutive options	—	63	118
Average dilutive non-participating securities	—	77	14

Diluted weighted average common shares	72,588	72,328	72,542

Basic income (loss) per common share:
Income (loss) from continuing operations	$(1.73)	0.30	0.05
Loss from discontinued operations	—	—	(0.54)

Basic income (loss) per common share	$(1.73)	0.30	(0.49)

Diluted income (loss) per common share:
Income (loss) from continuing operations	$(1.73)	0.30	0.05
Loss from discontinued operations	—	—	(0.54)

Diluted income (loss) per common share	$(1.73)	0.30	(0.49)

(a)

Although the Company was in a net income position during fiscal 2016, the dilutive effect of the Company’s convertible preferred shares was excluded from the calculation of income per share using the two-class method because the effect would be antidilutive.